Trade and other receivables, net - Movements in allowance for trade receivables (Details) - Trade and other receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance For Doubtful Trade Receivables [Roll Forward]
Beginning balance	$ 643	$ 481	$ 527
Charge of the year	758	387	152
Unused amounts reversed	(133)	(178)	(27)
Used during the year	(193)	0	(7)
Exchange differences	(73)	(47)	(164)
Ending balance	$ 1,002	$ 643	$ 481